Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental property:
Land	$ 1,733,693		$ 4,621,293			$ 5,163,093
Building and improvements	11,307,442		32,626,185			33,307,858
Machinery and equipment	344,733		344,733			343,272
	13,385,868		37,592,211			38,814,223
Less accumulated depreciation	4,807,276		7,234,846			6,281,121
	8,578,592		30,357,365			32,533,102
Land held for development:
Land	558,466		558,466			558,466
Land development costs	1,923,822		1,823,847			1,715,846
	2,482,288		2,382,313			2,274,312
Total real estate, net	11,060,880		32,739,678			34,807,414
Assets held for sale	22,411,392		22,024,321
Cash and cash equivalents	4,377,093		13,048,827			94,164,722	10,375,994	2,141,522
Investment in marketable securities	6,071,506		3,380,864	[1]		4,516,472
Rent receivable, net of allowance for doubtful accounts of approximately $74,000 in 2014 and 2013	31,988		95,829			142,478
Deferred rent receivable	48,365		215,709			225,432
Prepaid expenses and other assets	350,848		892,074			662,481
Prepaid pension costs	586,401		608,807
Total Assets	44,938,473		50,981,788			134,518,999
LIABILITIES:
Accounts payable	250,523		1,710,257			486,887
Accrued liabilities	513,515		3,246,403			277,982
Deferred rent liability	23,557		93,922			52,351
Tenant security deposits payable	253,100		474,111			463,706
Liabilities related to assets held for sale	365,923		381,966
Deferred income taxes	1,315,000		1,315,000			62,964,000
Dividend payable	682,033		16,144,614		98,685,000
Notes payable	16,447,427	16,447,427	16,144,614
Total Liabilities	19,851,078		22,984,307			69,750,997
Commitments and contingencies
EQUITY:
Common stock, $1 par value; authorized 4,000,000 shares; 1,723,888 shares issued; 1,482,680 shares outstanding	1,723,888		1,723,888			1,723,888
Additional paid-in capital	17,753,505		17,753,505			17,753,505
Accumulated other comprehensive income	118,219		118,789			(1,195,803)	292,031	102,383
Deficit	(9,863,126)		(8,693,390)			48,024,109
	9,732,486		10,902,792			66,305,699
Less cost of shares of common stock held in treasury; 241,208	(1,537,697)		(1,537,697)			(1,537,697)
Total Gyrodyne Stockholders’ Equity	8,194,789		9,365,095			64,768,002
Non-controlling interest in GSD, LLC	16,892,606		18,632,386
Total equity	25,087,395		27,997,481			64,768,002	23,987,799	14,961,340
Total Liabilities and Equity	$ 44,938,473		$ 50,981,788			$ 134,518,999

[1]	During 2013, the Company received $996,148 in principal repayments.